UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2022

Item 1. Reports to Stockholders.

(a)

REGAN TOTAL RETURN INCOME FUND

INSTITUTIONAL CLASS (RCIRX)

INVESTOR CLASS (RCTRX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

MARCH 31, 2022

Regan Total Return Income Fund

Performance Summary

March 31, 2022 (Unaudited)

Investment Returns

For the period ended March 31, 2022

	6-Months	1-Year	Since Inception

Regan Total Return Income Fund
Institutional Class	0.81%	4.14%	10.37%
Investor Class	0.72%	3.81%	10.14%
Bloomberg Barclays U.S. Aggregate Bond Index(1)	-5.92%	-4.15%	-4.56%

(1)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based fixed-income index that includes government Treasury securities, corporate bonds, mortgage-backed securities, asset-backed securities and munis to simulate the universe of bonds in the market.

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the most recent month-end performance, please call 1.800.44.REGAN or visit the Fund’s website at www.reganfunds.com.

The gross expense ratios as stated in the prospectus dated January 30, 2022 are 5.24% and 2.57% for the Investor Class and Institutional Class, respectively. The net expense ratios are 1.61% and 1.31% for the Investor Class and Institutional Class, respectively, with contractual fee waivers through January 31, 2023.

Regan Total Return Income Fund

Expense Example

March 31, 2022 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022 (the “period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Period
				Expenses
	Beginning	Ending	Annualized	Paid
	Account	Account	Expense	During the
	Value	Value	Ratio	Period
Regan Total Return Income Fund
Institutional Class
Actual Fund Return(1)	$1,000.00	$1,008.10	1.29%	$6.46
Hypothetical 5% Return(2)	$1,000.00	$1,018.50	1.29%	$6.49
Investor Class
Actual Fund Return(1)	$1,000.00	$1,007.20	1.53%	$7.66
Hypothetical 5% Return(2)	$1,000.00	$1,017.30	1.53%	$7.70

(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. The returns assume all dividends and distributions were reinvested.
(2)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 182/365. The expense ratios reflect an expense waiver. The returns assume all dividends and distributions were reinvested.

Regan Total Return Income Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

March 31, 2022 (Unaudited)

*	Short-Term Investments consist of amounts held in money market funds and US Treasury Bills.

Regan Total Return Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES — 19.99%
Ace Securities Corp.
Series 2003-MH1, Class 1A1, 6.500%, 08-15-2030 (1)(3)	$8,518	$8,542
Series 2006-ASL1, Class A, 0.737% (1 Month USD LIBOR + 0.280%), 02-25-2036 (2)	292,624	47,181
Aegis Asset Backed Securities Trust
Series 2004-2, Class M3, 2.857% (1 Month LIBOR USD + 2.400%), 06-26-2034 (2)	154,448	152,902
American Home Mortgage Investment Trust
Series 2007-A, Class 4A, 1.357% (1 Month USD LIBOR + 0.900%), 07-25-2046 (2)(3)	113,496	42,242
Argent Securities Inc.
Series 2006-W4, Class A2D, 0.997% (1 Month USD LIBOR + 0.540%), 05-25-2036 (2)	294,543	90,637
Series 2006-W5, Class A2B, 0.657% (1 Month LIBOR USD + 0.200%), 06-25-2036 (2)	325,552	110,740
BankAmerica Manufactured Housing Contract Trust
Series 1997-1, Class B1, 6.940%, 06-10-2021	600,000	231,709
Bear Stearns Asset Backed Securities Trust
Series 2006-HE7, Class 1A2, 0.797% (1 Month LIBOR USD + 0.340%), 06-25-2036 (2)(a)	140,790	132,906
Series 2007-SD1, Class 22A1, 2.747%, 10-25-2036 (1)	954,196	604,408
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A2, 6.975%, 12-15-2029 (1)	140,180	24,955
Chase Funding Mortgage Loan Asset-Backed CTFS
Series 2003-5, Class 1M2, 5.641%, 09-25-2032 (1)	88,535	80,742
Series 2003-6, Class 2M1, 1.207% (1 Month USD LIBOR + 0.750%), 11-25-2034 (2)	797,139	799,967
CHEC LOAN TRUST
Series 2004-2, Class M3, 2.332% (1 Month USD LIBOR + 1.875%), 04-25-2034 (2)	457,071	453,562
Citigroup Mortgage Loan Trust Inc
Series 2014-12, 2.897%, 02-25-2037 (1)	2,631,932	2,276,627
Conseco Finance Securitizations Corp.
Series 2002-1, Class M2, 9.546%, 12-01-2033 (1)	1,951,594	1,968,528
Conseco Financial Corp
Series 1996-8, Class B1, 7.950%, 11-15-2026 (1)	1,453,799	1,413,640
Series 1996-6, Class B1, 8.000%, 09-15-2027 (1)	1,131,683	1,088,940
Series 1997-4, Class M1, 7.220%, 02-15-2029 (1)	197,797	202,533
Series 1998-8, Class M1, 6.980%, 09-01-2029 (1)	1,538,424	1,492,020
Series 1999-4, Class A7, 7.410%, 01-01-2030	2,527,457	1,287,490
Series 1999-5, Class A6, 7.500%, 03-01-2030 (1)	2,982,570	1,452,546
Countrywide Asset-Backed Certificates
Series 2006-1, Class AF6, 4.520%, 07-25-2036 (1)	58,789	56,942
Series 2007-6, Class 2A3, 0.677% (1 Month USD LIBOR + 0.220%), 09-25-2037 (2)	214,889	221,387
Series 2006-9, Class 1AF6, 5.989%, 10-25-2046 (1)	211,097	203,059
Countrywide Home Equity Loan Trust
Series 2004-B, Class 2A, 0.617% (1 Month USD LIBOR + 0.220%), 02-15-2029 (2)	660,497	625,763
Credit Suisse Mortgage Trust
Series 2007-1, Class 5A14, 5.863%, 02-25-2037 (1)	1,390,715	409,754
Series 2007-1, Class AF6, 6.000%, 02-25-2037	236,259	184,247
Series 2015-1R, Class 6A1, 0.747% (1 Month USD LIBOR + 0.280%), 05-27-2037 (2)(3)(a)	301,810	290,583
Credit-Based Asset Servicing and Securitization
Series 2006-CB8, Class A1, 0.737% (1 Month USD LIBOR + 0.280%), 10-25-2036 (2)	96,833	93,034
Series 2007-RP1, Class A, 0.497% (1 Month USD LIBOR + 0.310%), 05-25-2046 (2)(3)	134,329	122,980
Encore Credit Receivables Trust
Series 2005-1, Class M1, 1.117% (1 Month USD LIBOR + 0.660%), 07-25-2035 (2)	219,109	221,691
First Horizon Alternative Mortgage Securities
Series 2006-AA8, Class 2A1, 3.060%, 01-25-2037 (1)	245,632	154,633
FirstCity Capital Home Equity Funding Corp.
Series 1998-2, Class A1, 6.990%, 01-25-2029 (3)	440,083	443,860
Fremont Home Loan Trust
Series 2004-C, Class M2, 1.507% (1 Month USD LIBOR + 1.050%), 08-25-2034 (2)	217,654	209,984
Series 2006-B, Class 2A2, 0.557% (1 Month USD LIBOR + 0.100%), 08-25-2036 (2)	83,333	32,301
Series 2006-3, Class 1A1, 0.737% (1 Month USD LIBOR + 0.280%), 02-25-2037 (2)(a)	68,625	50,371

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
Greenpoint Manufactured Housing
Series 1999-5, Class M1B, 8.290%, 12-15-2029 (1)	$40,968	$41,900
Series 1999-5, Class M2, 9.230%, 12-15-2029 (1)	57,757	52,422
GS Mortgage Securities Corp.
Series 2015-3R, Class 2A2, 0.597% (1 Month USD LIBOR + 0.140%), 10-26-2036 (2)(3)	362,297	355,438
Series 2015-7R, Class A, 0.381% (1 Month USD LIBOR + 0.150%), 09-26-2037 (2)(3)	98,301	97,391
GSAMP Trust
Series 2006-S1, Class A1, 0.737% (1 Month USD LIBOR + 0.280%), 11-25-2035 (2)	795,179	109,626
Home Equity Asset Trust
Series 2002-2, Class A3, 1.037% (1 Month USD LIBOR + 0.580%), 06-25-2032 (2)	94,405	90,229
Home Equity Mortgage
Series 2007-A, Class 2A, 0.907%, 04-25-2037	3,710,580	1,756,139
HSI Asset Securitization Corporation Trust
Series 2007-HE2, Class 2A1, 0.567% (1 Month USD LIBOR + 0.110%), 04-25-2037 (2)	194,400	114,345
Indymac Home Equity Loan Asset-Backed Trust
Series 2000-C, Class AF6, 5.754%, 02-25-2030 (1)	65,721	64,540
IndyMac Residential Asset Backed Trust
Series 2006-C, Class 2A, 0.717% (1 Month USD LIBOR + 0.260%), 08-25-2036 (2)	86,393	84,062
Series 2007-A, Class 2A2, 0.647% (1 Month USD LIBOR + 0.190%), 04-25-2037 (2)	1,202,839	901,423
Long Beach Mortgage Loan Trust
Series 2006-A, Class A1, 0.637% (1 Month USD LIBOR + 0.180%), 05-25-2036 (2)	983,131	24,744
MASTR Asset Backed Securities Trust
Series 2006-FRE2, Class A5, 0.937% (1 Month USD LIBOR + 0.480%), 03-25-2036 (2)	282,338	214,808
Merrill Lynch Mortgage Investors Trust
Series 2006-RM3, Class A1B, 0.837% (1 Month USD LIBOR + 0.380%), 06-25-2037 (2)	5,939,596	216,937
Morgan Stanley Capital Inc
Series 2003-NC8, Class B1, 5.857% (1 Month USD LIBOR + 5.400%), 09-25-2033 (2)	119,173	123,799
Series 2004-HE8, Class M3, 1.582% (1 Month LIBOR USD + 1.125%), 09-25-2034 (2)	56,637	54,875
Series 2004-WMC3, Class M3, 1.327% (1 Month USD LIBOR + 0.870%), 01-25-2035 (2)	369,596	373,208
Series 2007-HE1, Class A2C, 0.607% (1 Month LIBOR USD + 0.150%), 11-25-2036 (2)	497,875	346,254
Morgan Stanley Mortgage Loan Trust
Series 2007-1XS, Class 1A1, 5.965%, 09-25-2046 (4)	657,629	315,105
Nomura Home Equity Loan Inc
Series 2006-AF1, Class A1, 6.032%, 10-25-2036 (4)	1,512,204	460,500
Nomura Resecuritization Trust
Series 2015-10R, Class 1A2, 5.149%, 12-25-2036 (1)(3)	1,203,616	1,051,165
Novastar Home Equity Loan
Series 2006-5, Class A2B, 0.697% (1 Month USD LIBOR + 0.240%), 11-25-2036 (2)	1,070,051	447,878
Oakwood Mortgage Investors Inc.
Series 1997-A, Class B1, 7.450%, 05-15-2027	118,837	118,068
Option One Mortgage Loan Trust
Series 2006-3, Class 1A1, 0.597% (1 Month LIBOR USD + 0.140%), 02-25-2037 (2)	1,093,773	808,659
OWNIT Mortgage Loan Asset-Backed Certificates
Series 2006-6, Class A2C, 0.777% (1 Month USD LIBOR + 0.320%), 09-25-2037 (2)	876,646	494,054
RBSSP Resecuritization Trust
Series 2010-9, Class 7A6, 6.000%, 05-27-2037 (1)(3)	1,075,302	636,322
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.244%, 03-25-2034 (4)	239,036	242,009
Series 2004-1, Class M4, 3.157% (1 Month USD LIBOR + 2.700%), 05-25-2034 (2)	316,476	323,870
Series 2004-2, Class M1, 6.414%, 07-25-2034 (4)	445,464	407,743
Series 2005-1, Class AF6, 5.470%, 05-25-2035 (4)	132,652	129,622
Series 2005-1, Class AF5, 5.951%, 05-25-2035 (4)	561,611	553,650
Securitized Asset Backed Receivables LLC
Series 2006-WM2, Class A2B, 0.577% (1 Month LIBOR USD + 0.120%), 09-25-2036 (2)	688,651	559,104
Security National Mortgage Loan Trust
Series 2006-3A, Class A3, 6.330%, 01-25-2037 (1)(3)	367,978	188,608
Specialty Underwriting & Residential Finance
Series 2006-BC3, Class A2C, 0.757% (1 Month LIBOR USD + 0.300%), 06-25-2037 (2)	87,552	58,949

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
Structured Asset Securities Corporation
Series 2006-S3, Class A1, 0.717% (1 Month USD LIBOR + 0.260%), 09-25-2036 (2)	$1,092,720	$406,794
UCFC Manufactured Housing Contract
Series 1996-1, Class M, 7.900%, 01-15-2028 (1)	44,669	40,157
Series 1997-2, Class M, 7.380%, 10-15-2028	91,636	91,143
WAMU Asset-Backed Certificates
Series 2007-HE4, Class 2A2, 0.587% (1 Month USD LIBOR + 0.130%), 07-25-2047 (2)	351,386	253,303
Washington Mutual Asset-Backed Certificates
Series 2006-HE5, Class 1A, 0.612% (1 Month LIBOR USD + 0.155%), 10-25-2036 (2)	355,315	297,164
Series 2007-HE1, Class 2A1, 0.517% (1 Month USD LIBOR + 0.060%), 11-25-2036 (2)	1,586,388	677,311
TOTAL ASSET BACKED SECURITIES
(Cost $31,406,384)		$30,866,724
MORTGAGE BACKED SECURITIES — NON-AGENCY — 57.51%
Adjustable Rate Mortgage Trust
Series 2005-10, Class 1A1, 2.740%, 01-25-2036 (1)	145,869	136,320
Series 2006-1, Class 1A1, 3.309%, 03-25-2036 (1)	98,422	86,760
American Home Mortgage Assets
Series 2007-3, Class 11A1, 0.877% (1 Month USD LIBOR + 0.420%), 06-25-2037 (2)	195,027	195,255
American Home Mortgage Investment Trust
Series 2004-3, Class MH1, 1.087% (1 Month LIBOR USD + 0.900%), 10-25-2034 (2)	79,397	75,037
Series 2005-2, Class 4A1, 2.329% (1 Month USD LIBOR + 1.500%), 09-25-2045 (2)	24,034	24,018
Series 2007-2, Class 11A1, 0.917% (1 Month USD LIBOR + 0.460%), 03-25-2047 (2)	398,421	173,028
Series 2007-2, Class 12A1, 0.997% (1 Month LIBOR USD + 0.540%), 03-25-2047 (2)	1,090,431	484,125
ASG Resecuritization Trust
Series 2011-2, Class M52, 5.750%, 02-28-2036 (3)	446,403	445,236
Banc of America Alternative Loan Trust
Series 2007-2, Class 1A1, 5.500%, 06-25-2037	786,598	755,066
Banc of America Funding Corporation
Series 2005-B, Class 2A1, 2.727%, 04-20-2035 (1)	61,689	57,765
Series 2006-4, Class A11, 6.000%, 07-25-2036	261,052	234,510
Series 2007-4, Class 3A1, 0.827% (1 Month USD LIBOR + 0.370%), 06-25-2037 (2)	195,819	153,505
Banc of America Mortgage Securities
Series 2005-J, Class 2A1, 2.409%, 11-25-2035 (1)	60,624	57,773
Series 2007-2, Class A7, 5.500%, 05-25-2037	90,894	79,454
Series 2007-3, Class 1A1, 6.000%, 09-25-2037	130,857	126,379
Bayview Commercial Asset Trust
Series 2006-1A, Class B1, 2.032% (1 Month USD LIBOR + 1.575%), 04-25-2036 (2)(3)	230,280	215,684
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-12, Class 24A1, 3.066%, 02-25-2036 (1)	99,354	92,172
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-6, Class 1B1, 2.743%, 08-25-2033 (1)	348,929	285,958
Series 2006-1, Class A1, 2.400% (1 Month USD LIBOR + 2.250%), 02-25-2036 (2)	51,603	52,215
Bear Stearns Alt-A Trust
Series 2004-5, Class M, 2.651%, 06-25-2034 (1)	649,218	584,270
Series 2005-7, Class 23A1, 2.888%, 09-25-2035 (1)	261,157	126,864
Series 2005-9, Class 26A1, 2.953%, 11-25-2035 (1)	517,840	375,948
Series 2006-5, Class 2A2, 3.292%, 08-25-2036 (1)	1,339,740	822,266
Bear Stearns Asset Backed Securities Trust
Series 2007-AC4, Class A2, 23.602% (1 Month USD LIBOR + 25.200%), 02-25-2037 (2)	703,582	748,097
Charlie Mac
Series 2004-1, Class A8, 1.007% (1 Month USD LIBOR + 0.550%), 08-25-2034 (2)	34,016	29,761
Chase Mortgage Finance Corporation
Series 2005-A1, Class 3A1, 2.878%, 12-25-2035 (1)	127,032	120,088
Series 2007-S1, Class A1, 1.057% (1 Month USD LIBOR + 0.600%), 02-25-2037 (2)	1,383,661	459,293
Series 2007-A1, Class 11M1, 3.147%, 03-25-2037 (1)	133,768	134,219
Series 2007-A3, Class 1A7, 3.251%, 12-25-2037 (1)	167,955	149,511

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
ChaseFlex Trust
Series 2007-3, Class 1A2, 0.917% (1 Month USD LIBOR + 0.460%), 07-25-2037 (2)	$902,141	$267,372
Series 2007-M1, Class 1A1, 0.757% (1 Month USD LIBOR + 0.300%), 08-25-2037 (2)	387,768	352,963
CHEVY CHASE MORTGAGE FUNDING CORP.
Series 2005-1A, Class A2, 0.657% (1 Month USD LIBOR + 0.200%), 01-25-2036 (2)(3)	37,529	35,059
Series 2005-2A, Class A2, 0.687% (1 Month USD LIBOR + 0.230%), 05-25-2036 (2)(3)	169,875	158,150
Series 2006-4A, Class A2, 0.637% (1 Month USD LIBOR + 0.180%), 11-25-2047 (2)(3)	80,330	65,394
Citicorp Mortgage Securities, Inc.
Series 2007-5, Class 1A9, 6.000%, 06-25-2037	80,083	76,992
Citigroup Mortgage Loan Trust Inc
Series 2004-2, Class 1A1, 6.500%, 08-25-2033 (3)	520,324	521,235
Series 2009-4, Class 7A5, 5.480%, 05-25-2035 (1)(3)	382,418	375,200
Series 2005-9, Class 21A2, 5.500%, 11-25-2035	234,502	233,527
Series 2006-AR1, Class 2A1, 2.490% (1 Month USD LIBOR + 2.400%), 03-25-2036 (2)	81,646	79,202
Series 2007-AR1, Class A4, 0.607% (1 Month USD LIBOR + 0.420%), 01-25-2037 (2)	3,826,942	718,321
Series 2007-OPX1, Class A2, 0.657% (1 Month USD LIBOR + 0.200%), 01-25-2037 (2)	1,338,613	711,971
Series 2009-6, 0.257%, 04-25-2037	3,268,026	2,300,420
Series 2014-8, Class 2A1, 3.450%, 06-27-2037 (1)(3)(a)	180,790	179,976
Series 2007-10, Class 22AA, 3.185%, 09-25-2037 (1)	37,106	34,972
Citimortgage Alternative Loan Trust
Series 2006-A7, Class 1A6A, 6.000%, 12-25-2036	171,287	165,061
Series 2007-A1, Class 1A2, 1.007% (1 Month USD LIBOR + 0.550%), 01-25-2037 (2)	597,656	505,032
Countrywide Alternative Loan Trust
Series 2005-J1, Class 2A1, 5.500%, 02-25-2025	19,933	19,752
Series 2003-J2, Class M, 6.000%, 10-25-2033	195,512	187,105
Series 2004-2CB, Class 1A9, 5.750%, 03-25-2034	532,830	542,984
Series 2004-28CB, Class 2A5, 0.857% (1 Month USD LIBOR + 0.400%), 01-25-2035 (2)	244,758	231,675
Series 2004-28CB, Class 2A4, 5.750%, 01-25-2035	236,944	232,127
Series 2005-J1, Class 1A8, 5.500%, 02-25-2035	456,328	448,616
Series 2005-1CB, Class 4A1, 0.957% (1 Month LIBOR USD + 0.500%), 03-25-2035 (2)	1,138,474	783,317
Series 2005-19CB, Class A2, 15.936% (1 Month USD LIBOR + 16.940%), 06-25-2035 (2)	78,761	75,253
Series 2005-J8, Class 1A5, 5.500%, 07-25-2035	152,506	136,205
Series 2005-27, Class 1A6, 1.687% (1 Month LIBOR USD + 1.230%), 08-25-2035 (2)	543,114	508,761
Series 2005-J10, Class 1A9, 1.157% (1 Month LIBOR USD + 0.700%), 10-25-2035 (2)	556,625	391,650
Series 2005-49CB, Class A7, 5.500%, 11-25-2035	761,897	604,716
Series 2006-6CB, Class 2A13, 0.857% (1 Month LIBOR USD + 0.400%), 05-25-2036 (2)	811,822	242,990
Series 2006-12CB, Class A3, 5.750% (1 Month USD LIBOR + 5.750%), 05-25-2036 (2)	130,673	88,375
Series 2006-17T1, Class A1, 6.250%, 06-25-2036	906,543	461,785
Series 2006-24CB, Class A13, 0.807% (1 Month USD LIBOR + 0.350%), 08-25-2036 (2)	532,239	281,338
Series 2006-26CB, Class A20, 0.807% (1 Month LIBOR USD + 0.350%), 09-25-2036 (2)	1,587,971	707,596
Series 2006-32CB, Class A7, 1.187% (1 Month LIBOR USD + 0.730%), 11-25-2036 (2)	1,076,085	572,226
Series 2006-32CB, Class A3, 6.000%, 11-25-2036	401,276	297,061
Series 2007-J1, Class 2A6, 1.057% (1 Month USD LIBOR + 0.600%), 03-25-2037 (2)	1,799,782	464,713
Series 2007-OA2, Class 1A1, 0.927%, (1 Month USD LIBOR + 0.840%), 03-25-2047	382,617	346,269
Series 2007-3T1, Class 1A2, 0.957% (1 Month USD LIBOR + 0.500%), 04-25-2037 (2)	1,828,859	684,654
Series 2007-9T1, Class 1A4, 0.957% (1 Month USD LIBOR + 0.500%), 05-25-2037 (2)	1,297,938	464,822
Series 2007-9T1, Class 1A5, 5.043% (1 Month USD LIBOR + 5.500%), 05-25-2037 (2)	1,297,938	209,677
Series 2007-16CB, Class 1A2, 0.857% (1 Month USD LIBOR + 0.400%), 08-25-2037 (2)	372,164	258,346
Series 2007-24, Class A6, 1.457% (1 Month USD LIBOR + 1.000%), 10-25-2037 (2)	238,333	55,798
Series 2007-24, Class A7, 5.543% (1 Month USD LIBOR + 6.000%), 10-25-2037 (2)	238,333	54,651
Series 2006-OA19, Class A1, 0.629% (1 Month USD LIBOR + 0.180%), 02-20-2047 (2)	539,533	438,515
Series 2007-OH1, Class A1D, 0.667% (1 Month LIBOR USD + 0.210%), 04-25-2047 (2)	96,111	81,287
Countrywide Home Loans
Series 2003-48, Class 2A3, 2.292%, 10-25-2033 (1)(a)	122,182	100,433
Series 2003-49, Class A8A, 2.553%, 12-19-2033 (1)	295,782	291,868
Series 2004-J3, Class A7, 5.500%, 05-25-2034	118,735	118,259
Series 2004-8, Class 1A11, 5.250%, 07-25-2034	698,083	689,598
Series 2004-20, Class 2A1, 2.281%, 09-25-2034 (1)	390,329	345,342

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
Series 2005-2, Class 2A1, 1.097% (1 Month LIBOR USD + 0.640%), 03-25-2035 (2)	$144,688	$139,278
Series 2005-19, Class 2A1, 0.807% (1 Month USD LIBOR + 0.350%), 08-25-2035 (2)	361,769	82,407
Series 2005-J2, Class 3A9, 1.857% (1 Month LIBOR USD + 1.400%), 08-25-2035 (2)	73,054	46,757
Series 2005-15, Class A5, 5.500%, 08-25-2035	490,729	331,218
Series 2005-21, Class A2, 5.500%, 10-25-2035	214,735	161,087
Series 2005-25, Class A17, 5.500%, 11-25-2035	449,898	287,174
Series 2005-31, Class 2A1, 2.427%, 01-25-2036 (1)	240,602	221,348
Series 2006-10, Class 1A11, 5.850%, 05-25-2036	183,713	110,745
Series 2007-3, Class A16, 6.000%, 04-25-2037	558,954	360,531
Series 2007-10, Class A6, 6.000%, 07-25-2037	440,160	92,734
Series 2007-17, Class 1A1, 6.000%, 10-25-2037	363,229	321,035
Credit Suisse First Boston Mortgage Securities
Series 2002-9, Class 1A1, 7.000%, 03-25-2032	1,055,086	1,078,701
Series 2002-10, Class 2A1, 7.500%, 05-25-2032	428,900	435,724
Series 2002-18, Class 2A1, 7.500%, 06-25-2032	18,878	19,173
Series 2002-29, Class 1A1, 7.500%, 10-25-2032	469,710	481,067
Series 2002-30, Class DB1, 7.367%, 11-25-2032 (1)	326,992	327,681
Series 2004-6, Class 4A12, 0.857% (1 Month USD LIBOR + 0.400%), 10-25-2034 (2)	170,926	160,745
Series 2005-7, Class 2A2, 0.757% (1 Month USD LIBOR + 0.300%), 08-25-2035 (2)	1,136,663	500,904
Series 2005-9, Class 1A3, 5.250%, 10-25-2035	201,703	199,650
Series 2005-10, Class 6A7, 5.500%, 11-25-2035	257,308	145,093
Series 2005-11, Class 3A5, 5.500%, 12-25-2035	205,416	123,135
Credit Suisse Mortgage Trust
Series 2006-2, Class 6A8, 5.750%, 03-25-2036	236,498	156,960
Series 2006-6, Class 1A12, 6.000%, 07-25-2036	2,072,546	1,403,794
Series 2007-4R, Class 1A1, 3.779%, 10-26-2036 (1)(3)	86,066	80,270
Series 2007-4, Class 2A2, 6.000%, 06-25-2037	107,624	77,848
Series 2007-5, Class 3A19, 6.000%, 08-25-2037	268,331	230,232
CSAB Mortgage Backed Trust
Series 2006-1, Class A3, 0.937% (1 Month USD LIBOR + 0.480%), 06-25-2036 (2)	5,177,259	991,753
CSMC Mortgage Trust
Series 2006-6, 6.500%, 07-25-2036	4,182,345	1,444,255
CWALT INC
Series 2005-42CB, 1.137%, 10-25-2035	3,634,022	2,441,164
Series 2005-51, 1.431%, 11-20-2035	979,933	857,439
Deutsche Alt-A Securities INC Mortgage Loan Trust
Series 2005-4, Class A5, 5.500%, 09-25-2035 (1)	81,598	77,398
Series 2005-5, Class 2A1, 0.657% (1 Month LIBOR USD + 0.200%), 11-25-2035 (2)	1,242,375	608,677
Series 2007-OA1, Class A1, 0.607% (1 Month USD LIBOR + 0.150%), 02-25-2047 (2)	1,050,039	740,702
Deutsche Mortgage Securities, Inc.
Series 2004-1, Class 3A5, 6.160%, 12-25-2033 (4)	44,404	43,814
Series 2006-PR1, Class 5AF1, 0.947% (1 Month USD LIBOR + 0.550%), 04-15-2036 (2)(3)	560,941	443,782
First Horizon Alternative Mortgage Securities
Series 2005-AA10, Class 2A1, 2.336%, 12-25-2035 (1)(a)	228,262	196,306
FirstKey Mortgage Trust
Series 2015-1, Class A3, 3.500%, 03-25-2045 (1)(3)	60,342	59,214
GMAC Mortgage Corporation Loan Trust
Series 2005-AR4, Class 2A2, 2.829%, 07-19-2035 (1)	140,381	122,647
GSAA Home Equity Trust
Series 2005-14, Class A1, 1.157% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	770,008	378,825
Series 2006-11, Class 2A1, 0.637% (1 Month LIBOR USD + 0.180%), 07-25-2036 (2)	494,589	143,803
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1AF, 0.807% (1 Month LIBOR USD + 0.350%), 01-25-2035 (2)(3)(a)	39,037	32,342
Series 2005-RP3, Class 1AF, 0.807% (1 Month USD LIBOR + 0.350%), 09-25-2035 (2)(3)(a)	38,673	32,099
Series 2006-RP1, Class 1AF2, 0.807% (1 Month LIBOR USD + 0.350%), 01-25-2036 (2)(3)	733,224	616,363
GSR Mortgage Loan Trust
Series 2004-9, Class 4A1, 2.866%, 08-25-2034 (1)	189,118	188,157
Series 2005-1F, Class 4A1, 0.757% (1 Month USD LIBOR + 0.300%), 01-25-2035 (2)	401,265	368,996

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
Series 2005-AR6, Class B1, 2.800%, 09-25-2035 (1)(a)	$99,221	$91,159
Series 2005-AR5, Class 2A3, 2.638%, 10-25-2035 (1)	26,256	17,526
Series 2006-AR1, Class 3A1, 2.796%, 01-25-2036 (1)	172,347	179,388
Series 2006-3F, Class 2A3, 5.750%, 03-25-2036	85,322	84,083
Series 2007-OA1, Class 2A3A, 0.767% (1 Month USD LIBOR + 0.310%), 05-25-2037 (2)	514,829	412,960
Series 2006-OA1, Class 2A2, 0.977% (1 Month LIBOR USD + 0.520%), 08-25-2046 (2)	3,437,007	1,366,307
HarborView Mortgage Loan Trust
Series 2004-8, Class 2A4A, 1.249% (1 Month USD LIBOR + 0.800%), 11-19-2034 (2)	327,562	315,544
Series 2005-14, Class 3A1A, 2.481%, 12-19-2035 (1)	88,072	84,391
Series 2005-14, Class 4A1A, 2.918%, 12-19-2035 (1)	647,693	411,847
Series 2005-16, Class 1A1A, 0.949% (1 Month USD LIBOR + 0.500%), 01-19-2036 (2)	6,524,942	2,198,951
Series 2005-16, Class 3A1A, 0.949% (1 Month LIBOR USD + 0.500%), 01-19-2036 (2)	719,767	479,768
Series 2006-8, Class 1A1, 0.649% (1 Month LIBOR USD + 0.400%), 07-21-2036 (2)	858,422	528,742
Series 2006-4, Class 1A1A, 0.809% (1 Month LIBOR USD + 0.360%), 05-19-2046 (2)	5,638,059	3,006,423
Series 2006-5, Class 2A1A, 0.809% (1 Month USD LIBOR + 0.360%), 07-19-2046 (2)	1,724,701	992,053
HSI Asset Loan Obligation
Series 2007-WF1, Class A1, 0.517% (1 Month USD LIBOR + 0.060%), 12-25-2036 (2)	844,661	300,314
Impac CMB Trust
Series 2004-11, Class 2A1, 1.117% (1 Month USD LIBOR + 0.660%), 03-25-2035 (2)(a)	37,264	33,649
Impac Secured Assets Corp.
Series 2005-2, Class 2A1, 1.317% (1 Month USD LIBOR + 0.860%), 03-25-2036 (2)	62,150	54,667
Series 2007-3, Class A1A, 0.567% (1 Month USD LIBOR + 0.110%), 09-25-2037 (2)	204,130	191,011
IndyMac IMSC Mortgage Loan Trust
Series 2007-F3, Class 2A1, 6.500%, 09-25-2037 (a)	27,862	19,559
IndyMac INDX Mortgage Loan Trust
Series 2004-AR5, Class 2A1A, 1.317% (1 Month USD LIBOR + 0.860%), 08-25-2034 (2)(a)	35,695	31,857
Series 2005-AR5, Class 4A1, 2.722%, 05-25-2035 (1)	351,962	287,802
Series 2006-AR19, Class 4A1, 3.116%, 08-25-2036 (1)	1,337,740	1,317,715
Series 2005-AR18, Class 1A2, 2.077% (1 Month USD LIBOR + 1.620%), 10-25-2036 (2)	768,912	435,339
Series 2007-AR21IP, Class 1A2, 2.896%, 11-25-2036 (1)	79,965	73,408
Series 2006-AR37, Class 1A1, 3.348%, 02-25-2037 (1)	83,647	76,325
Series 2007-AR9, Class 2A1, 3.006%, 04-25-2037 (1)	23,032	15,351
J.P. Morgan Alternative Loan Trust
Series 2006-A2, Class 3A1, 2.659%, 05-25-2036 (1)	131,989	93,838
Series 2006-S3, Class A5, 6.920%, 08-25-2036 (4)	1,129,974	1,020,866
Series 2007-A2, Class 3A1, 3.250%, 05-25-2037 (1)	203,834	186,105
JP Morgan Mortgage Trust
Series 2004-A1, Class 5A1, 2.240%, 02-25-2034 (1)(a)	76,251	73,849
Series 2005-A2, Class 2A1, 3.446%, 04-25-2035 (1)	89,803	86,946
Series 2007-A1, Class 5A6, 2.391%, 07-25-2035 (1)	212,635	207,014
Series 2005-A8, Class 1A1, 2.764%, 11-25-2035 (1)	1,385,767	1,237,299
Series 2006-A4, Class 5A1, 3.358%, 06-25-2036 (1)	155,059	127,231
Series 2007-S3, Class 1A18, 0.957% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	886,571	310,264
Series 2017-4, Class A3, 3.500%, 11-25-2048 (1)(3)	11,440	11,473
Lehman Mortgage Trust
Series 2007-1, Class 2A3, 6.173% (1 Month USD LIBOR + 6.630%), 02-25-2037 (2)	1,532,375	304,712
Series 2007-3, Class 1A3, 0.757% (1 Month USD LIBOR + 0.300%), 03-25-2037 (2)	1,565,730	440,670
Series 2007-6, Class 1A7, 6.000%, 07-25-2037	629,815	614,874
Series 2007-7, Class 1A1, 0.957% (1 Month USD LIBOR + 0.500%), 08-25-2037 (2)	833,834	464,731
Lehman XS Trust
Series 2007-6, Class 1A1, 2.079% (1 Month USD LIBOR + 1.250%), 05-25-2037 (2)	609,347	552,602
MASTR Adjustable Rate Mortgages Trust
Series 2004-4, Class 2A3, 1.945%, 05-25-2034 (1)	238,777	233,455
Series 2005-6, Class 5A1, 2.683%, 07-25-2035 (1)	86,170	81,642
Series 2005-7, 2.722%, 09-25-2035	371,479	250,191
Series 2006-OA1, Class 1A1, 0.667% (1 Month LIBOR USD + 0.210%), 04-25-2046 (2)	187,204	174,460
MASTR Alternative Loans Trust
Series 2003-5, Class 3A1, 6.000%, 08-25-2033	172,927	174,533

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal
	Amount	Value
Series 2003-6, Class 3A3, 6.000%, 09-25-2033	$52,938	$52,944
Series 2004-12, Class 2A1, 6.500%, 12-25-2034	74,232	74,881
MASTR Asset Securitization Trust
Series 2006-2, Class 1A14, 6.000%, 06-25-2036	143,485	114,979
MASTR Resecuritization Trust
Series 2008-1, Class A1, 6.000%, 09-27-2037 (1)(3)(a)	300,506	252,425
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-2, Class 1A1, 3.530% (1 Month USD LIBOR + 2.400%), 08-25-2036 (2)	105,469	100,191
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 3A, 2.331%, 05-25-2033 (1)	196,614	193,847
Series 2005-A2, Class A2, 2.813%, 02-25-2035 (1)	174,139	174,075
MLCC Mortgage Investors Inc
Series 2003-B, Class A1, 1.137% (1 Month USD LIBOR + 0.680%), 04-25-2028 (2)	112,036	110,282
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 3A, 6.000%, 04-25-2034	83,933	85,371
Series 2004-5AR, Class 4A, 2.586%, 07-25-2034 (1)	247,280	247,414
Series 2005-4, Class 4A, 4.834%, 08-25-2035 (1)	40,416	26,419
Series 2005-7, Class 7A6, 5.500%, 11-25-2035	151,011	153,487
Series 2005-10, Class 1A1, 1.157% (1 Month LIBOR USD + 0.700%), 12-25-2035 (2)	320,342	218,338
Series 2005-10, Class 1A5, 5.750%, 12-25-2035	31,467	27,609
Series 2006-3AR, Class 2A3, 3.031%, 03-25-2036 (1)	642,293	498,501
Series 2006-7, Class 3A, 5.154%, 06-25-2036 (1)	111,878	88,238
Series 2007-10XS, Class A19, 6.000%, 02-25-2037 (1)	549,283	308,415
Series 2007-14AR, Class 3A3, 2.597%, 10-25-2037 (1)	714,856	653,679
Series 2007-13, Class 6A1, 6.000%, 10-25-2037	193,420	142,314
Morgan Stanley ReRemic Trust
Series 2013-R3, Class 6B2, 3.030%, 12-29-2036 (1)(3)	387,514	362,618
PHHMC Mortgage Pass Through Certificates
Series 2007-3, Class A3, 4.273%, 06-18-2037 (1)	8,911	8,672
Prime Mortgage Trust
Series 2006-DR1, Class 2A2, 6.000%, 05-25-2035 (3)	547,952	504,308
Series 2006-1, Class 3A1, 0.807% (1 Month LIBOR USD + 0.350%), 06-25-2036 (2)	2,006,276	1,410,263
RBSGC Mortgage Pass Through Certificates
Series 2008-A, Class A1, 5.500%, 11-25-2035 (1)(3)	304,922	283,733
RBSSP Resecuritization Trust
Series 2009-12, Class 9A2, 2.773%, 03-25-2036 (1)(3)	475,575	439,699
Residential Accredit Loans, Inc.
Series 2005-QS5, Class A1, 0.857% (1 Month LIBOR USD + 0.400%), 04-25-2035 (2)	935,945	750,626
Series 2005-QS7, Class A1, 5.500%, 06-25-2035	460,862	440,802
Series 2005-QA9, Class CB11, 3.077%, 08-25-2035 (1)	137,505	130,626
Series 2005-QA9, Class CB3, 3.386%, 08-25-2035 (1)	74,386	71,724
Series 2005-QS10, Class 3A3, 5.500%, 08-25-2035	647,177	524,640
Series 2005-QS13, Class 2A3, 5.750%, 09-25-2035	1,343,306	1,282,732
Series 2005-QS14, Class 3A3, 6.000%, 09-25-2035	473,779	456,220
Series 2006-QS2, Class 1A17, 0.937% (1 Month LIBOR USD + 0.480%), 02-25-2036 (2)	636,118	496,075
Series 2006-QS2, Class 1A7, 6.000%, 02-25-2036	312,922	48,190
Series 2006-QS4, Class A8, 8.000% (1 Month USD LIBOR + 5,143.000%), 04-25-2036 (2)	79,370	71,425
Series 2006-QS11, Class 1A2, 6.000%, 08-25-2036	495,219	452,660
Series 2006-QS11, Class 1A1, 6.500%, 08-25-2036	526,778	494,790
Series 2006-QS15, Class A1, 6.500%, 10-25-2036	527,618	498,851
Series 2006-QS16, Class A3, 6.000% (1 Month LIBOR USD + 0.550%), 11-25-2036 (2)	511,475	479,271
Series 2007-QS1, Class 2A2, 0.817% (1 Month LIBOR USD + 0.360%), 01-25-2037 (2)	756,985	570,097
Series 2007-QS1, Class 2A4, 1.007% (1 Month LIBOR USD + 0.550%), 01-25-2037 (2)	948,772	722,919
Series 2007-QS1, Class 1A5, 1.007% (1 Month LIBOR USD + 0.550%), 01-25-2037 (2)	3,168,076	2,464,385
Series 2007-QA3, Class A3, 0.647% (1 Month LIBOR USD + 0.190%), 05-25-2037 (2)	548,677	544,751
Series 2007-QS8, Class A3, 1.057% (1 Month USD LIBOR + 0.600%), 06-25-2037 (2)	329,254	256,383

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal
	Amount	Value
Residential Asset Securitization Trust
Series 2005-A15, Class 2A12, 6.000%, 02-25-2036	$741,787	$402,564
Series 2006-A7CB, Class 2A5, 0.707% (1 Month USD LIBOR + 0.250%), 07-25-2036 (2)	424,700	55,300
Series 2006-A8, Class 3A8, 1.207% (1 Month LIBOR USD + 0.750%), 08-25-2036 (2)	523,373	231,427
Series 2006-A10, Class A4, 6.500%, 09-25-2036	536,427	270,361
Series 2007-A3, Class 1A1, 0.907% (1 Month USD LIBOR + 0.450%), 04-25-2037 (2)	1,241,871	521,540
Residential Funding Mtg Sec I
Series 2006-S12, Class 3A7, 5.750%, 12-25-2036	154,877	149,106
Series 2007-SA3, Class 2A1, 4.317%, 07-27-2037 (1)	561,283	492,688
Series 2007-SA4, Class 3A1, 4.406%, 10-25-2037 (1)	121,204	97,428
Salomon Brothers Mortgage Securities VII
Series 1997-HUD1, Class A4, 3.200%, 12-25-2030 (1)(a)	250,630	188,129
Sequoia Mortgage Trust
Series 2004-11, Class A3, 1.049% (1 Month USD LIBOR + 0.600%), 12-20-2034 (2)	43,703	43,491
Series 2007-3, Class 2BA1, 3.008%, 07-20-2037 (1)	33,221	27,115
Series 2014-1, Class 2A5, 4.000%, 04-25-2044 (1)(3)	124,269	124,440
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 1A1, 3.010%, 09-25-2035 (1)	777,116	641,849
Series 2005-23, Class 3A1, 2.915%, 01-25-2036 (1)	111,378	79,481
Series 2007-3, Class 2A1, 3.298%, 04-25-2047 (1)	407,932	408,959
Structured Asset Mortgage Investments Inc
Series 2006-AR5, Class 1A1, 0.877% (1 Month USD LIBOR + 0.420%), 05-25-2036 (2)	76,801	73,689
Series 2006-AR5, Class 3A1, 0.877% (1 Month LIBOR USD + 0.420%), 05-25-2036 (2)	2,041,879	937,901
Structured Asset Securities Corporation
Series 2006-3H, Class 1A2, 5.750%, 12-25-2035	312,688	310,043
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2, Class 2A1, 2.682%, 04-25-2037 (1)	197,613	139,903
Series 2007-4, Class 2A1, 2.584%, 10-25-2037 (1)	157,218	137,796
Terwin Mortgage Trust
Series 2005-18AL, Class A3, 0.827% (1 Month USD LIBOR + 0.370%), 01-25-2037 (2)	419,617	202,975
TIAA Bank Mortgage Loan Trust
Series 2018-3, Class A13, 4.000%, 11-25-2048 (1)(3)	241,112	241,437
WAMU Mortgage Pass-Through Certificates
Series 2004-S1, Class 1A11, 5.500%, 03-25-2034	39,500	38,555
Series 2004-AR9, Class B1, 2.732%, 08-25-2034 (1)(a)	218,274	201,249
Series 2004-A11, Class A, 2.402%, 10-25-2034 (1)	169,574	166,369
Series 2004-CB3, Class 1A, 6.000%, 10-25-2034	52,497	52,812
Series 2005-AR12, Class 1A4, 2.849%, 10-25-2035 (1)	36,632	36,561
Series 2006-AR2, Class 2A1, 3.218%, 03-25-2036 (1)	104,716	104,549
Series 2006-AR10, Class 1A2, 2.890%, 09-25-2036 (1)	479,705	463,954
Series 2006-AR14, Class 2A3, 2.455%, 11-25-2036 (1)	143,315	137,558
Series 2007-HY1, Class 1A1, 2.795%, 02-25-2037 (1)	191,439	179,057
Series 2005-AR2, Class 2A3, 1.157% (1 Month LIBOR USD + 0.700%), 01-25-2045 (2)	85,133	80,876
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-1, Class 1A1, 5.500%, 03-25-2035	252,778	248,053
Series 2006-4, Class 3A3, 6.467%, 05-25-2036 (4)	242,045	232,601
Series 2006-AR10, Class A2B, 0.877% (1 Month USD LIBOR + 0.420%), 12-25-2036 (2)	663,169	95,959
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3, Class 2A, 5.849%, 08-25-2038 (1)	281,347	281,487
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR12, Class 2A1, 2.780%, 09-25-2036 (1)	115,370	109,716
Series 2006-AR14, Class 2A3, 2.603%, 10-25-2036 (1)	81,743	79,472
Yale Mortgage Loan Trust
Series 2007-1, Class A, 0.857% (1 Month USD LIBOR + 0.400%), 06-25-2037 (2)(3)	86,344	33,884
TOTAL MORTGAGE BACKED SECURITIES — NON-AGENCY
(Cost $91,113,231)		$88,105,312

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Schedule of Investments

March 31, 2022 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES — U.S. GOVERNMENT AGENCY — 0.76%
FannieMae Grantor Trust
Series 2004-T5, Class A13, 0.787%, 05-28-2035 (1)	$1,099,487	$1,063,481
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class 2A, 3.500%, 05-25-2047	32,264	31,756
Government National Mortgage Association
Series 2016-H03, Class FB, 0.756% (1 Month USD LIBOR + 0.650%), 01-20-2066 (2)	57,376	57,420
		1,152,657
TOTAL MORTGAGE BACKED SECURITIES — U.S. GOVERNMENT AGENCY
(Cost $1,159,960)		$1,152,657
MORTGAGE SECURED NOTE — 0.52%
KORTH DIRECT MORTGAGE
12.500%, 01-25-2027 (3)(a)	800,000	800,000
TOTAL MORTGAGE SECURED NOTE
(Cost $800,000)		$800,000
SHORT TERM INVESTMENTS — 26.00%

MONEY MARKET FUNDS — 9.72%
First American Government Obligations Fund — 0.026% (b)	14,820,222	14,820,222
TOTAL MONEY MARKET FUNDS
(Cost $14,820,222)		$14,820,222
US TREASURY BILLS — 16.28%
0%, 08-11-2022	5,000,000	4,984,768
0%, 09-15-2022	5,000,000	4,978,502
0%, 08-29-2022	5,000,000	4,974,780
0%, 01-26-2023	10,000,000	9,888,667
TOTAL US TREASURY BILLS
(Cost $24,875,548)		$24,826,717
TOTAL SHORT TERM INVESTMENTS
(Cost $39,695,770)		$39,646,939
TOTAL INVESTMENTS — 104.8%
(Cost $164,175,345)		160,571,632
Liabilities in Excess of Other Assets — (4.8)%		(7,706,116)
TOTAL NET ASSETS — 100.0%		$152,865,516

(1)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of March 31, 2022.

(2)	Floating rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2022.

(3)	Restricted security deemed liquid. The total market value of these securities was $9,551,152 (6.25% of total net assets) as of March 31, 2022.

(4)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of March 31, 2022.

(a)	Value determined using unobservable inputs.

(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2022.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statement of Assets and Liabilities

March 31, 2022 (Unaudited)

Assets
Investments, at value (cost $164,175,345)	$160,571,632
Cash	36,495
Interest Receivable	370,571
Receivable for capital shares sold	7,118,457
Receivable for investments sold	488,954
Other assets	50,676
Total Assets	168,636,785

Liabilities
Payable for capital shares redeemed	352,120
Payable for investments purchased	15,241,478
Distribution fees - Investor Class	1,510
Payable to Advisor	94,247
Accrued Shareholder Servicing Fees	20,441
Accrued expenses and other liabilities	61,473
Total Liabilities	15,771,269

Net Assets	$152,865,516

Components of Net Assets
Paid-in capital	$157,728,329
Total distributable earnings	(4,862,813)
Net Assets	$152,865,516

Institutional Class:
Net assets	$151,103,246
Shares outstanding (unlimited number of shares authorized, no par value)	15,389,019
Net asset value, offering and redemption price per share	$9.82

Investor Class:
Net assets	$1,762,270
Shares outstanding (unlimited number of shares authorized, no par value)	178,051
Net asset value, offering and redemption price per share	$9.90

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statement of Operations

For the Period Ended March 31, 2022 (Unaudited)

Investment Income
Interest income	$3,893,632

Expenses
Advisory fees	408,388
Administration fees (Note 3)	72,562
Shareholder servicing fees (Note 6)	42,096
Transfer agent fees and expenses (Note 3)	36,854
Registration fees	30,468
Legal fees	11,446
Audit fees	10,544
Trustees’ fees	7,820
Custody fees (Note 3)	6,634
Compliance fees (Note 3)	6,006
Miscellaneous expenses	3,830
Distribution fees - Investor Class (Note 7)	2,332
Insurance expense	1,794
Shareholder reporting fees	1,182
Total Expenses	641,956
Expenses waived and reimbursed by the Adviser (Note 3)	(47,630)
Net Expenses	594,326

Net Investment Income	3,299,306

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on Investments	402,009
Change in unrealized appreciation/depreciation on investments	(2,889,013)
Net Realized and Unrealized Loss on Investments	(2,487,004)

Net increase in Net Assets from Operations	$812,302

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Statements of Changes in Net Assets

	Period Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021*
Operations
Net investment income	$3,299,306	$1,796,779
Net realized gain on investments	402,009	278,131
Change in unrealized appreciation/depreciation on investments	(2,889,013)	(714,700)
Net Increase in Net Assets from Operations	812,302	1,360,210

Distributions to Shareholders
From distributable earnings	(5,464,853)	(1,570,473	)(1)
Return of Capital	—	(556,401	)(1)
Total Distributions to Shareholders	(5,464,853)	(2,126,874)

Capital Share Transactions
Proceeds from shares sold
Institutional Class	118,978,071	61,980,903
Investor Class	3,598,100	795,977
Proceeds from shares reinvested
Institutional Class	4,450,675	1,876,695
Investor Class	112,789	37,961
Cost of shares redeemed
Institutional Class	(20,058,933)	(10,810,252)
Investor Class	(2,661,072)	(16,183)
Net Increase in Net Assets from Capital Share Transactions	104,419,630	53,865,101
Total Increase in Net Assets	99,767,079	53,098,437

Net Assets
Beginning of period	53,098,437	—
End of period	$152,865,516	$53,098,437

Capital Shares Transactions
Institutional Class
Shares Sold	11,838,407	5,944,500
Shares reinvested	450,653	182,918
Shares redeemed	(1,991,540)	(1,035,919)
Net increase in shares outstanding	10,297,520	5,091,499

Investor Class
Shares Sold	350,562	76,600
Shares reinvested	11,323	3,671
Shares redeemed	(262,553)	(1,552)
Net increase in shares outstanding	99,332	78,719

*	The inception date of the Fund is October 1, 2020.
(1)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Period Ended March 31, 2022 (Unaudited)	For the Year Ended September 30, 2021(1)
Net Asset Value, Beginning of Period	$10.27	$10.00

Gain from Investment Operations:
Net investment income(2)	0.04	0.95
Net realized and unrealized gain on investments(3)	0.62	0.49
Total Gain from Investment Operations	0.66	1.44

Less Distributions:
From net investment income	(1.11)	(0.82	)(4)
From net realized gain on investments	—	(0.06	)(4)
From return of capital	—	(0.29)
Total Distributions	(1.11)	(1.17)
Net Asset Value, End of Period	$9.82	$10.27
Total Return(5)	0.81%	14.96%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$151,103	$52,283
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser(6)	1.39%	2.56%
After fees waived and reimbursed by the Adviser(6)	1.29%	1.28%
Ratio of net investment income to average net assets
After fees waived and reimbursed by the Adviser(6)	7.20%	9.15%
Portfolio turnover rate(5)(7)	13.35%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Period Presented:

	For the Period Ended March 31, 2022 (Unaudited)(1)	For the Year Ended September 30, 2021
Net Asset Value, Beginning of Period	$10.36	$10.00

Gain from Investment Operations:
Net investment income(2)	0.03	1.03
Net realized and unrealized gain on investments(3)	0.53	0.41
Total Gain from Investment Operations	0.56	1.44

Less Distributions:
From net investment income	(1.02)	(0.75	)(4)
From net realized gain on investments	—	(0.06	)(4)
From return of capital	—	(0.27)
Total Distributions	(1.02)	(1.08)
Net Asset Value, End of Period	$9.90	$10.36

Total Return(5)	0.72%	14.72%

Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,762	$816
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser(6)	1.64%	5.23%
After fees waived and reimbursed by the Adviser(6)	1.53%	1.53%
Ratio of net investment income to average net assets
After fees waived and reimbursed by the Adviser(6)	6.95%	9.89%
Portfolio turnover rate(5)(7)	13.35%	88.09%

(1)	Inception date of the Fund was October 1, 2020.
(2)	Per share amounts have been calculated using the average shares method.
(3)	The amount of net realized and unrealized gain (loss) on investments per share does not accord with the amount in the Statement of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.
(4)	Amount does not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.
(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

Regan Total Return Income Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Regan Capital LLC (the “Adviser”) serves as the investment manager to the Fund. The inception date of the Fund was October 1, 2020. The investment objective of the Fund is to provide a high level of risk-adjusted current income and capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

Portfolio securities are valued using current market values or official closing prices, if available. Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

When reliable market quotations are not readily available or the Fund’s pricing service does not provide a valuation (or provides a valuation that in the judgment of the Adviser to the Fund does not represent the security’s fair value) or when, in the judgment of the Adviser, events have rendered the market value unreliable, a security or other asset is valued at its fair value as determined under procedures approved by the Board. Valuing securities at fair value is intended to ensure that the Fund is accurately priced and involves reliance on judgment. Fair value determinations are made in good faith in accordance with the procedures adopted by the Board. The Board will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s valuation committee. There can be no assurance that the Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Other types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are not frequently traded and/or the market price of which the Adviser believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2022 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Fund’s Adviser with oversight by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Adviser considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under certain circumstances.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2022 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Assets
Asset Backed Securities	$—	$30,392,864	$473,860	$30,866,724
Mortgage Backed Securities – Agency	—	1,152,657	—	1,152,657
Mortgage Backed Securities – Non-Agency	—	86,562,564	1,542,748	88,105,312
Mortgage Secured Note	—	—	800,000	800,000
Short Term Investments	14,820,222	24,826,717	—	39,646,939
Total	$14,820,222	$142,934,802	$2,816,608	$160,571,632

Please refer to the Schedule of Investments for further classification.

The independent pricing service does not distinguish between smaller-sized bond positions, known as “odd lots”, and larger institutional-sized bond positions, known as “round lots”. The Adviser reviews pricing from the independent pricing service relative to odd lot acquisitions. If the vendor price is more than 3% greater than the acquisition price of the odd lot, cost is initially used to value the position. The Adviser monitors market levels and the vendor pricing daily, and will employ the vendor’s price when the Adviser believes it represents fair value, or if additional purchases of a security result in a round lot position. The Adviser also monitors current market levels for odd lot positions and updates fair valuations if material differences are observed.

Odd lot securities valued at cost are classified as level 2 when acquired within 30 days of the reporting date; odd lot positions acquired more than 30 days prior to the reporting date and valued at cost are classified as level 3.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset Backed Securities	Mortgage Backed Securities – Non-Agency	Mortgage Secured Note
Balance at September 30, 2021	$633,740	$929,692	$—
Purchased	537,112	1,212,684	800,000
Accrued discounts/premiums	32,188	24,881	—
Sale/Paydown Proceeds	(180,043)	(435,517)	—
Realized Ga in (Loss) Change in unrealized	20,451	21,068	—
Appreciation (depreciation)	(41,401)	(16,938)	—
Transfers from Level 3(1)	(528,187)	(193,122)	—
Balance at March 31, 2022	$473,860	$1,542,748	$800,000

(1)	Transfers from Level 3 to Level 1 relate to securities that began the period valued at cost, but became valued by a third party pricing service during the period. The Adviser believes that the value from the pricing service represents the fair value of each security for which the transfer occurred.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2022 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The change in unrealized appreciation/(depreciation) for Level 3 securities still held at March 31, 2022 was ($9,656).

The following is a summary of quantitative information about Level 3 valued measurements:

Regan Total Return Income Fund

	Value at March 31, 2022	Valuation Technique(s)
Asset Backed Securities	$473,860	Acquisition Cost
Mortgage Backed Securities – Non-Agency	$1,542,748	Acquisition Cost
Mortgage Secured Note	$800,000	Acquisition Cost

The Fund invests in distressed debt securities, which are securities that are priced below $50. In accordance with GAAP, the ultimate realizable value and potential for early retirement of securities is considered when determining the yield. If current values of debt securities decline significantly from the issue price, computed yields may be higher than rates expected to be ultimately realized. To avoid unsound yield information being presented in the Fund’s financial statements, consideration is given to capping yields of individual securities at a reasonable level. The Fund’s Adviser performs a periodic assessment of the yields for these distressed securities and adjustments are made to the income and cost of these securities on the Fund’s financial statements.

B. Security Transactions, Investment Income and Distributions

The Fund record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Distributions to Shareholders

Distributions from net investment income, if any, are declared at least quarterly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Federal Income Taxes

The Fund has elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended March 31, 2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations. During the period, the Fund did not incur any interest or tax penalties. The Fund has not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2022 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.89%.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s operating expenses (other than shareholder servicing fees, front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses, Rule 12b-1 fees, or intermediary servicing fees) for each class so that annual operating expenses will not exceed 1.20% ( the “Expense Cap”). The Expense Cap will remain in effect through at least January 31, 2023 and may be terminated only by the Trust for Advised Portfolios Board of Trustees. The Adviser may request recoupment from the Fund of previously waived fees and paid expenses for three years from the date such fees and expenses were waived or paid, provided that such recoupment does not cause the Fund’s expense ratio (after the recoupment is taken into account) to exceed the lower of (1) the Expense Cap in place at the time such amounts were waived or paid and (2) the Fund’s Expense Cap at the time of recoupment.

At March 31, 2022, the expenses reimbursed, and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Regan Total Return Income Fund

Fiscal Year	Waived/reimbursed	Expiration
September 30, 2021	$253,439	September 30, 2024
September 30, 2022	47,630	March 31, 2025

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended March 31, 2022, the Fund incurred the following expenses for administration and fund accounting, compliance, custody and transfer agency fees:

Administration and Fund Accounting	$72,562
Compliance Service	6,006
Custody	6,634
Transfer Agency	36,854

At March 31, 2022, the Fund had payables due to Fund Services for administration and fund accounting, compliance, custody and transfer agency fees to U.S. Bank in the following amounts:

Administration and Fund Accounting	$28,103
Compliance Services	3,008
Custody	2,398
Transfer Agency	11,367

The above payable amounts are included in Accrued other expenses and other liabilities in the Statement of Assets and Liabilities.

The Independent Trustees were paid $7,820 for their services and reimbursement of travel expenses during the period ended March 31, 2022. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2022 (Unaudited)

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the period ended March 31, 2022, were as follows:

	Non-Government	Government
Purchases	$63,469,210	$78,919,166
Sales	$12,932,823	$59,916,234

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At September 30, 2021, the components of distributable earnings for income tax purposes were as follows:

Regan Total Return Income Fund

Cost of investments	$53,397,252
Gross unrealized appreciation	225,327
Gross unrealized depreciation	(435,590)
Net unrealized depreciation on vestments	(210,263)
Undistributed ordinary income	—
Undistributed long-term capital gains	—
Distributable earnings	—
Other book/tax temporary differences	—
Total distributable earnings	$(210,263)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the recognition of accretable yield on deep discounted mortgage back securities. The amounts in the table above do not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

The following table summarizes the characteristics of distributions paid during the periods ended March 31, 2022 and September 30, 2021:

Regan Total Return Income Fund

	Income	Short Term Capital Gains	Return of Capital	Total Distributions
March 31, 2022	$5,464,853	$—	$—	$5,464,853
September 30, 2021(1)	1,570,473	—	556,401	2,126,874

(1)	Income and Return of Capital amounts do not accord to the Fund’s annual report dated September 30, 2021 due to revisions to the tax characterization of distributions that were made after the issuance of the annual report. The revisions were the result of the Fund’s election to defer accretion on market discount until disposition.

At September 30, 2021, the Fund did not have any capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, thus reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2022 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets up to a maximum rate as follows:

Institutional Class	0.10%	Investor Class	0.15%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

For the period ended March 31, 2022, class specific Shareholder Servicing fees were as follows:

Institutional Class	$41,242	Investor Class	$854

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the period ended March 31,2022, distribution fees incurred are disclosed on the Statement of Operations.

For the period ended March 31, 2022, class specific Distribution fees were as follows:

Investor Class	$2,332

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – LINE OF CREDIT

The Fund has access to a $15 million secured line of credit through an agreement with U.S. Bank. The Fund may temporarily draw on the line of credit to satisfy redemption requests or to settle investment transactions. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. There was no loan activity for the Fund for the period ended March 31, 2022.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 11 – NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”). The main objective of ASU 2020-04 is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Inter-bank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. ASU 2020-04 allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Fund may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the adoption of ASU 2020-04 to the Fund’s financial statements and various filings.

Regan Total Return Income Fund

Notes to Financial Statements

March 31, 2022 (Unaudited)

NOTE 12 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

Mortgage-Backed Securities Risk. When interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.

Asset-Backed Securities Risk (“ABS”). ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.

Credit Risk. There is a risk that the issuer of a mortgage-backed security may experience unanticipated financial problems causing their securities to decline in value. Changes in the market’s perception of the issuer’s financial strength or in a security’s credit rating, which reflects a third party’s assessment of the credit risk presented by a particular issuer, may affect debt securities’ value. In addition, the Fund is subject to the risk that the issuer of a fixed income security will fail to make timely payments of interest or principal, or may stop making such payments altogether.

Interest Rate Risk. When interest rates increase this may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income. Prepayment reduces the yield to maturity and the average life of the security.

Regan Total Return Income Fund

Additional Information

March 31, 2022 (Unaudited)

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Fund directly at 1-888-44-REGAN or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Regan Capital, LLC
8350 North Central Expressway, Suite G108

Dallas, Texas 75206

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave. Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By      /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date   June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Christopher E. Kashmerick
                  Christopher E. Kashmerick, President

Date  June 3, 2022

By     /s/ Russell B. Simon
                  Russell B. Simon, Treasurer

Date  June 3, 2022